Modification of Earlier Arrangement and Acquisition of Sri Sai (Details) - USD ($) $ in Millions					1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 27, 2023	Jul. 27, 2022	Apr. 01, 2022	Dec. 06, 2019	Jan. 17, 2023	Sep. 30, 2023	Mar. 31, 2023	Mar. 07, 2023
Modification of Earlier Arrangement and Acquisition of Sri Sai (Details) [Line Items]
Business acquisition percentage			51.00%
Purchase acquisition				$ 59.0
Infrastructure assets		$ 18.0
Optimum level charge		4.0
Investment additional amount		22.0
Commitment investment		$ 59.0
Partner acquisition					$ 10.0
Acquisition Percentage								49.00%
Cash transferred for acquisition								$ 10.0
Reserved equity shares percentage								2.00%
Acquired amounts						$ 1.0	$ 1.0
Foreign exchange investment percentage						100.00%	100.00%
Foreign investment percentage						49.00%	49.00%
Commitment liability pay						$ 58.3	$ 58.3
Sri Sai Ltd [Member]
Modification of Earlier Arrangement and Acquisition of Sri Sai (Details) [Line Items]
Acquisition Percentage								51.00%
Acquired amounts						1.0	1.0
Commitment liability pay						$ 7.5	$ 7.5
Acquired percentage	51.00%		51.00%